UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10335______

BlackRock New Jersey Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—151.7%
			Multi-State—12.6%
			Charter Mac Equity Issuer Trust,
A3	$ 7,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$7,265,650
Baa1	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,682,025
			MuniMae TE Bond Subsidiary LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,117,090
Baa1	2,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	2,150,400
					15,215,165
			New Jersey—120.6%
A+	8,340	[4]	Cherry Hill Twnshp., Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 7/15/11	N/A	8,757,000
			City of Vineland, Elec., Pwr. & Lt. Impvts. Ad Valorem Ppty. Tax GO,
AAA	1,500		5.30%, 5/15/30, MBIA, AMT	05/10 @ 101	1,555,935
AAA	1,500		5.375%, 5/15/31, MBIA, AMT	05/10 @ 101	1,560,960
			Econ. Dev. Auth.,
Baa3	5,000		Econ. Impvts. Elec., Pwr. & Lt. RB, New Jersey Metromall Urban Renewal Proj., 6.50%,
			4/01/31, AMT	No Opt. Call	5,930,550
BBB	5,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	5,340,650
NR	500		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	517,965
NR	855		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	891,628
BBB-	2,630		Hlth., Hosp. & Nursing Home RB, Fellowship Vlg., Inc. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,688,307
BBB-	4,050		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,355,896
A-	2,000		Hlth., Hosp. & Nursing Home RB, Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,121,380
NR	860		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/26	11/16 @ 100	867,792
NR	930		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/36	11/16 @ 100	932,037
Aaa	1,910		Local or Gtd. Hsg. RB, Victoria Hlth. Corp. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,025,154
B	3,450		Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	3,746,700
B	2,000		Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	2,181,360
BBB	2,000		Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	2,110,620
Baa3	2,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	3,046,000
			Edl. Facs. Auth.,
BBB-	1,000		Local or Gtd. Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,065,670
BBB-	2,000		Local or Gtd. Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,205,860
BBB-	3,000		Univ. & Coll. Impvts. RB, Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,256,950
BBB+	2,120		Univ. & Coll. Impvts. RB, Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,376,499
AAA	400		Univ. & Coll. Impvts. RB, Rowan Univ. Proj., Ser. G, 4.50%, 7/01/31, MBIA	07/16 @ 100	396,472
AAA	500		Univ. & Coll. RB, Montclair St. Univ. Proj., Ser. J, 4.25%, 7/01/34, MBIA	07/16 @ 100	478,885
AAA	500		Univ. & Coll. RB, Ramapo Coll. Proj., Ser. I, 4.25%, 7/01/31, AMBAC	07/17 @ 100	480,145
AAA	2,000		Egg Harbor Twnshp. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.125%, 4/01/30, FSA	04/16 @ 100	1,897,640
AAA	12,600		Garden St. Presvtn. Trust, Recreational Facs. Impvts. RB, Open Space & Farmland Presvtn.
			Proj., Ser. B, Zero Coupon, 11/01/26, FSA	No Opt. Call	5,313,546
			Hlth. Care Facs. Fing. Auth.,
A+	3,000		Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East. Proj., Ser. A, 5.375%,
			11/15/33	11/12 @ 100	3,140,820
A2	10,000		Hlth., Hosp. & Nursing Home Impvts. RB, Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,543,900
Baa1	7,460	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, South Jersey Hosp. Sys. Proj., 6.00%, 7/01/12	N/A	8,206,522
A	4,500		Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,823,370
Baa1	1,650		Hlth., Hosp. & Nursing Home RB, South Jersey Hosp., Inc. Proj., 5.00%, 7/01/46	07/16 @ 100	1,688,263
BBB	14,905		Hlth., Hosp. & Nursing Home RB, St. Barnabas Corp. Proj., Zero Coupon, 7/01/38	01/17 @ 33.653	2,952,830
			Middlesex Cnty. Impvt. Auth.,
AAA	4,400		Local Multi-Fam. Hsg. RB, New Brunswick Apts. LLC Proj., 5.30%, 8/01/35, AMT	08/12 @ 100	4,515,940
AAA	1,400		Local Multi-Fam. Hsg. RB, Skyline Tower Urban Renewal Proj., 5.35%, 7/01/34, AMT	07/11 @ 100	1,459,878
NR	5,000		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%,
			1/01/37	01/15 @ 100	5,163,000
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth., Indl. Impvts. RB, Hess Corp. Proj., 6.05%, 9/15/34	09/14 @ 100	2,699,850
Aaa	1,905		Newark Hlth. Care Fac., Hlth., Hosp. & Nursing Home RB, New Cmnty. Urban Renewal
			Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,014,690

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			New Jersey—(cont'd)
AAA	$ 8,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, JFK Intl. Air
			Terminal LLC Proj., 5.75%, 12/01/22, MBIA, AMT	12/07 @ 102	$8,272,640
			Rahway Valley Swr. Auth., Swr. Impvts. RB, Cap. Apprec. Proj.,
AAA	4,000		Ser. A, Zero Coupon, 9/01/30, MBIA	No Opt. Call	1,397,240
AAA	2,000		Ser. A, Zero Coupon, 9/01/33, MBIA	No Opt. Call	607,960
			Tobacco Settlement Fing. Corp.,
AAA	13,000	[4]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	N/A	14,402,960
BBB	2,500		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	06/17 @ 100	2,462,700
BBB	3,300		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	06/17 @ 26.257	485,595
			Trenton Pkg. Auth., Auto Pkg. RB,
AAA	3,465		5.00%, 4/01/25, FGIC	04/11 @ 100	3,583,156
AAA	1,500		5.00%, 4/01/30, FGIC	04/11 @ 100	1,543,035
					146,065,950
			Puerto Rico—18.5%
			Hsg. Fin. Corp.,
AAA	2,590		Local or Gtd. Hsg. RB, Ser. A, 5.20%, 12/01/33	06/11 @ 100	2,661,121
AAA	2,590		St. Sngl. Fam. Hsg. RB, Ser. B, 5.30%, 12/01/28, AMT	06/11 @ 100	2,675,522
AAA	3,500	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	3,758,650
			Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
AAA	5,000		Ser. D, Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	4,166,300
BBB	3,765	[4]	Ser. D, 5.25%, 7/01/12	N/A	4,031,788
BBB	1,735		Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,814,689
Aaa	3,290	[4]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.75%, 2/01/07	N/A	3,290,000
					22,398,070
			Total Investments —151.7% (cost $171,053,2195)		$183,679,185
			Other assets in excess of liabilities —1.0%		1,237,354
			Preferred shares at redemption value, including dividends payable —(52.7)%		(63,832,418)
			Net Assets Applicable to Common Shareholders—100%		$121,084,121

____________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 10.8% of its net assets, with a current market value of $13,064,765, in securities restricted as to resale.

4

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5

Cost for federal income tax purposes is $170,981,703. The net unrealized appreciation on a tax basis is $12,697,482, consisting of $12,996,342 gross unrealized appreciation and $298,860 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
FGIC	— Financial Guaranty Insurance Co.
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RB	— Revenue Bond
SA	— Special Assessment

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New Jersey Municipal Income Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007